JPMorgan Income Funds

JPMorgan High Yield Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated August 2, 2005

to the Prospectus dated February 19, 2005

At a meeting held on July 13, 2005, the Board of Trustees of JPMorgan Trust II approved a change in benchmark for the JPMorgan High Yield Bond Fund from the Lehman Brothers High Yield Index to the Lehman Brothers High Yield Index, 2% Issuer Constrained. The investment strategy for the Fund has not changed. Rather, the proposed change in benchmark is designed to better reflect the current strategy used by the Fund. In order to reflect the new benchmark, the following replaces the disclosure on page 52 of the Class A, Class B, and Class C Share Prospectus:

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results. The average annual returns shown on the Average Annual Total Returns Table do include applicable sales charges.

Average Annual Total Returns through December 31, 20041

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	PERFORMANCE SINCE 11/13/98
Class A	11/13/98
Return Before Taxes		6.06%	5.85%	5.46%
Return After Taxes on Distributions		3.39%	2.45%	2.06%
Return After Taxes on Distributions and Sale of Fund Shares		3.84%	2.79%	2.45%
Class B - Return Before Taxes	11/13/98	5.18%	5.87%	5.58%
Class C - Return Before Taxes	3/22/99	9.15%	6.15%	5.58%
Lehman Brothers High Yield Index, 2% Issuer Constrained[2] (no deduction for fees, expenses or taxes)		11.14%	7.24%	6.35%
Lehman Brothers High Yield Index[3] (no deduction for fees, expenses or taxes)		11.13%	6.98%	6.13%
CSFB High Yield Index[4] (no deduction for fees, expenses or taxes)		11.95%	8.17%	7.95%
CSFB High Yield Index, Developed Countries Only[5] (no deduction for fees, expenses or taxes)		11.75%	7.98%	N/A	*
Lipper High Yield Bond Fund Index[6] (no deduction for sales charges or taxes)		10.34%	3.99%	4.92%

[1]    Historical performance shown for Class C prior to its inception is based on the performance of Class B, the original class offered. Prior class performance has been adjusted to reflect the differences in expenses and sales charges between the classes.

[2]    The Lehman Brothers High Yield Index, 2% Issuer Constrained is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The Index limits the maximum exposure to any one issuer to 2%. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares. The index for the Fund has changed from the Lehman Brothers High Yield Index to the Lehman Brothers High Yield Index, 2% Issuer Constrained in order to better represent the investment policies for comparison purposes.

[3] The Lehman Brothers High Yield Index is an unmanaged index comprised of fixed-rate, non-investment grade debt securities that are dollar denominated and non-convertible. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares. The index for the Fund previously changed from the CSFB High Yield Index and the CSFB High Yield Index, Developed Countries Only to the Lehman Brothers High Yield Index in order to better represent the investment policies for comparison purposes.

[4]    The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

[5]    The Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issues of issuers from developed countries, excluding the issues of issuers from developing countries. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

[6]    The Lipper High Yield Bond Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

* Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are shown for only one class of the Fund and after-tax returns for other classes will vary. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

SUP-HYB-805

The following replaces the disclosure on page 45 of the Select Class Share Prospectus:

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 2004

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	PERFORMANCE SINCE 11/13/98
Select Class	11/13/98
Return Before Taxes		11.14%	7.24%	6.35%
Return After Taxes on Distributions		8.43%	3.59%	3.00%
Return After Taxes on Distributions and Sale of Fund Shares		7.24%	3.80%	3.29%
Lehman Brothers High Yield Index, 2% Issuer Constrained[1] (no deduction for fees, expenses or taxes)		11.14%	7.24%	6.35%
Lehman Brothers High Yield Index[2] (no deduction for sales charges or taxes)		11.13%	6.98%	6.13%
CSFB High Yield Index[2] (no deduction for fees, expenses or taxes)		11.95%	8.17%	7.95%
CSFB High Yield Index, Developed Countries Only[3] (no deduction for fees, expenses or taxes)		11.75%	7.98%	N/A	*
Lipper High Yield Bond Fund Index[5] (no deduction for taxes)		10.34%	3.99%	4.92%

[1]    The Lehman Brothers High Yield Index, 2% Issuer Constrained is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The Index limits the maximum exposure to any one issuer to 2%. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund has changed from the Lehman Brothers High Yield Index to the Lehman Brothers High Yield Index, 2% Issuer Constrained in order to better represent the investment policies for comparison purposes.

[2]    The Lehman Brothers High Yield Index is an unmanaged index comprised of fixed-rate, non-investment grade debt securities that are dollar denominated and non-convertible. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund previously changed from the CSFB High Yield Index and the CSFB High Yield Index, Developed Countries Only to the Lehman Brothers High Yield Index in order to better represent the investment policies for comparison purposes.

[3]    The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

[4]    The Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issues of issuers from developed countries, excluding the issues of issuers from developing countries. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

[5]    The Lipper High Yield Bond Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

* Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

The following replaces the disclosure on page 40 of the Ultra Class Prospectus:

The Average Annual Total Returns Table shows how the Fund’s average annual returns for the periods indicated compare to those of a broad measure of market performance. Average annual total returns for more than one year tend to smooth out variations in the Fund’s total returns and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 20041

	INCEPTION DATE OF CLASS	1 YEAR	5 YEARS	PERFORMANCE SINCE 11/13/98
Select Class	11/13/98
Return Before Taxes		11.31%	7.13%	6.53%
Return After Taxes on Distributions		8.43%	3.59%	3.00%
Return After Taxes on Distributions and Sale of Fund Shares		7.24%	3.80%	3.29%
Lehman Brothers High Yield Index, 2% Issuer Constrained[2] (no deduction for fees, expenses or taxes)		11.14%	7.24%	6.35%
Lehman Brothers High Yield Index[3] (no deduction for fees, expenses or taxes)		11.13%	6.98%	6.13%
CSFB High Yield Index[4] (no deduction for fees, expenses or taxes)		11.95%	8.17%	7.95%
CSFB High Yield Index, Developed Countries Only[5] (no deduction for fees, expenses or taxes)		11.75%	7.98%	N/A	*
Lipper High Yield Bond Fund Index[6] (no deduction for taxes)		10.34%	3.99%	4.92%

[1]    The Ultra Shares have not had one full calendar year of operations. The average annual total returns, therefore, shown are those of the Select Class Shares of the Fund, the original class offered, and have not been adjusted to reflect the differences in fees and other expenses between the classes. Ultra and Select Class Shares would have substantially similar average annual total returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different expenses.

[2]    The Lehman Brothers High Yield Index, 2% Issuer Constrained is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The Index limits the maximum exposure to any one issuer to 2%. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund has changed from the Lehman Brothers High Yield Index to the Lehman Brothers High Yield Index, 2% Issuer Constrained in order to better represent the investment policies for comparison purposes.

[3]    The Lehman Brothers High Yield Index is an unmanaged index comprised of fixed-rate, non-investment grade debt securities that are dollar denominated and non-convertible. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses. The index for the Fund previously changed from the CSFB High Yield Index and the CSFB High Yield Index, Developed Countries Only to the Lehman Brothers High Yield Index in order to better represent the investment policies for comparison purposes.

[4]    The Credit Suisse First Boston (CSFB) High Yield Index is an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

[5]    The Credit Suisse First Boston (CSFB) High Yield Index, Developed Countries Only is an unmanaged index (and a subindex of the CSFB High Yield Index) which contains only the issues of issuers from developed countries, excluding the issues of issuers from developing countries. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of these expenses.

[6]    The Lipper High Yield Bond Fund Index is typically comprised of the 30 largest mutual funds within this Lipper category and consists of the equally weighted average monthly returns of these funds. Unlike the indices shown above, the performance of the index reflects the deduction of expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund.

* Index did not exist.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE